SEGMENTS	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
SEGMENTS

NOTE 12 – SEGMENTS

Starting from 2022, the Company operated in two reportable operating segments, Healthcare and Motor Controller. Before the third quarter of 2022, the Company had one reportable operating segment, Motor Controller. The Company’s reportable segments are strategic business units that offer different products. They are managed separately based on the fundamental differences in their operations. Information with respect to these reportable business segments is as the following:

For the six months ended June 30, 2023

	Revenue	Cost of revenue	Gross profit	Loss from operations	Depreciation and amortization
Healthcare	$216,692	$156,946	$59,746	$(76,442)	$-
Motor controller	-	-	-	-	-
Segment Totals	$216,692	$156,946	$59,746	(76,442)	$-
Other Loss, net				(457)
Income tax benefits				-
Unallocated Assets
Net Loss				$(76,899)

For the six months ended June 30, 2022

	Revenue	Cost of revenue	Gross profit	Loss from operations	Depreciation and amortization
Healthcare	$-	$-	$-	$-	$-
Motor controller	-	-	-	(146,239)	3,667
Segment Totals	$-	$-	$-	(146,239)	$3,667
Other Loss, net				(229)
Income tax benefits				-
Unallocated Assets
Net Loss				$(146,468)

As of June 30, 2023 and December 31, 2022

	As of June 30, 2023	As of December 31, 2022
	(Unaudited)
Healthcare	$266,249	$59,720
Motor controller	14,249	14,982
Segment Totals	280,498	74,702
Unallocated Assets	-	-
Total Assets	$280,498	$74,702